Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS(2) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME(5) ($ IN THOUSANDS)	ADJUSTED EBITDA(6) ($ IN THOUSANDS)
					COMPANY TOTAL SHAREHOLDER RETURN(3) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN(4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	7,776,698	(1,423,626)	2,058,369	471,216	59.02	97.03	83,825	503,264
2024	7,944,533	7,976,508	2,447,335	2,039,106	104.62	108.83	248,116	538,531
2023	6,393,039	4,447,525	2,109,578	1,569,172	110.38	114.34	123,416	501,738
2022	6,255,359	8,123,687	1,836,906	2,359,595	135.65	123.68	228,394	502,030
2021	5,979,905	7,749,481	1,955,812	2,505,445	125.63	113.08	206,187	490,861

(1)
Our principal executive officer (“PEO”) and non-PEO named executive officers for each fiscal year are shown below:

FISCAL YEAR	PEO, FOR THE FULL YEAR	NON-PEO NAMED EXECUTIVE OFFICERS
2025	Mr. McMullian	Messrs. Scaglione, Varnedoe, Thomas, and Kinsey and Ms. Tillman
2024	Mr. McMullian	Messrs. Kinsey, Thomas, and Varnedoe and Ms. Tillman
2023	Mr. McMullian	Messrs. Kinsey, Thomas, Varnedoe, and Wheeler and Ms. Tillman
2022	Mr. McMullian	Messrs. Kinsey, Wheeler, Bradley K. Alexander and Ms. Tillman
2021	Mr. McMullian	Messrs. Kinsey, Alexander, Wheeler and H. Mark Courtney

(2)
For each of fiscal years 2025, 2024, 2023, 2022 and 2021 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year certain amounts. The compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for fiscal year 2025 was computed as follows:
PEO	2025
SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR PEO	$7,776,698
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(5,735,842)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$2,076,083
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(4,313,915)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(1,525,271)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$298,620
COMPENSATION ACTUALLY PAID TO PEO	$(1,423,626)
AVERAGE FOR NON-PEO NAMED EXECUTIVE OFFICERS	2025
AVERAGE SCT TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS	$2,058,369
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(1,207,170)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$538,214
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(791,226)
+ vesting date fair value of equity awards granted and vested in Covered Year	38,472
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(204,663)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$39,220
AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS	$471,216

(3)
For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on January 1, 2021 through and including the last day of the fiscal year covered (each one-year, two-year, three-year, four-year, and five-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of fiscal 2025, 2024, 2023, 2022 and 2021, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time. Our total shareholder return and our peer group total shareholder return (discussed further in footnote 4) for fiscal 2023 have been updated to correct an administrative error.

(4)
For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Packaged Food/Meats Index (the “PVP Peer Group”). For each Covered Year, our PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

(5)
Net income is calculated in accordance with GAAP.

(6)
Adjusted EBITDA means AIP Adjusted EBITDA as defined above in the Compensation Discussion and Analysis under “Annual Executive Cash Incentive Awards.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Our principal executive officer (“PEO”) and non-PEO named executive officers for each fiscal year are shown below:
FISCAL YEAR	PEO, FOR THE FULL YEAR	NON-PEO NAMED EXECUTIVE OFFICERS
2025	Mr. McMullian	Messrs. Scaglione, Varnedoe, Thomas, and Kinsey and Ms. Tillman
2024	Mr. McMullian	Messrs. Kinsey, Thomas, and Varnedoe and Ms. Tillman
2023	Mr. McMullian	Messrs. Kinsey, Thomas, Varnedoe, and Wheeler and Ms. Tillman
2022	Mr. McMullian	Messrs. Kinsey, Wheeler, Bradley K. Alexander and Ms. Tillman
2021	Mr. McMullian	Messrs. Kinsey, Alexander, Wheeler and H. Mark Courtney

Peer Group Issuers, Footnote
(4)
For purposes of this pay versus performance disclosure, our peer group is the S&P 500 Packaged Food/Meats Index (the “PVP Peer Group”). For each Covered Year, our PVP Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

PEO Total Compensation Amount	$ 7,776,698	$ 7,944,533	$ 6,393,039	$ 6,255,359	$ 5,979,905
PEO Actually Paid Compensation Amount	$ (1,423,626)	7,976,508	4,447,525	8,123,687	7,749,481
Adjustment To PEO Compensation, Footnote
(2)
For each of fiscal years 2025, 2024, 2023, 2022 and 2021 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year certain amounts. The compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for fiscal year 2025 was computed as follows:
PEO	2025
SUMMARY COMPENSATION TABLE (SCT) TOTAL FOR PEO	$7,776,698
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(5,735,842)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$2,076,083
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(4,313,915)
+ vesting date fair value of equity awards granted and vested in Covered Year	—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(1,525,271)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$298,620
COMPENSATION ACTUALLY PAID TO PEO	$(1,423,626)

Non-PEO NEO Average Total Compensation Amount	$ 2,058,369	2,447,335	2,109,578	1,836,906	1,955,812
Non-PEO NEO Average Compensation Actually Paid Amount	$ 471,216	2,039,106	1,569,172	2,359,595	2,505,445
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each of fiscal years 2025, 2024, 2023, 2022 and 2021 (each, a “Covered Year”), in determining both the compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year certain amounts. The compensation “actually paid” to our PEO and the average compensation “actually paid” to our non-PEO named executive officers for fiscal year 2025 was computed as follows:
AVERAGE FOR NON-PEO NAMED EXECUTIVE OFFICERS	2025
AVERAGE SCT TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS	$2,058,369
- change in actuarial present value of pension benefits	—
+ service cost of pension benefits	—
+ prior service cost of pension benefits	—
- SCT “Stock Awards” column value	$(1,207,170)
- SCT “Option Awards” column value	—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$538,214
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$(791,226)
+ vesting date fair value of equity awards granted and vested in Covered Year	38,472
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$(204,663)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—
+ includable dividends/earnings paid on equity awards during Covered Year	$39,220
AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS	$471,216

Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND TOTAL SHAREHOLDER RETURN AND BETWEEN TOTAL SHAREHOLDER RETURN OF THE COMPANY AND PVP PEER GROUP

Compensation Actually Paid vs. Net Income
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND NET INCOME

Compensation Actually Paid vs. Company Selected Measure
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND AIP ADJUSTED EBITDA

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND TOTAL SHAREHOLDER RETURN AND BETWEEN TOTAL SHAREHOLDER RETURN OF THE COMPANY AND PVP PEER GROUP

Tabular List, Table
The following table lists the financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our Named Executives for fiscal 2025 to our performance:
FINANCIAL PERFORMANCE METRICS
AIP Adjusted EBITDA
AIP Net Revenue
Relative TSR Ranking
ROIC

Total Shareholder Return Amount	$ 59.02	104.62	110.38	135.65	125.63
Peer Group Total Shareholder Return Amount	97.03	108.83	114.34	123.68	113.08
Net Income (Loss)	$ 83,825,000	$ 248,116,000	$ 123,416,000	$ 228,394,000	$ 206,187,000
Company Selected Measure Amount	503,264,000	538,531,000	501,738,000	502,030,000	490,861,000
PEO Name	Mr. McMullian
Common Stock, Par or Stated Value Per Share	$ 0.01
Measure:: 1
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA
Non-GAAP Measure Description	(6) Adjusted EBITDA means AIP Adjusted EBITDA as defined above in the Compensation Discussion and Analysis under “Annual Executive Cash Incentive Awards.”
Measure:: 2
Pay vs Performance Disclosure
Name	AIP Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR Ranking
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076,083
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,313,915)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,525,271)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,620
PEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,735,842)
PEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Prior Year-End Fair Value Of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	538,214
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(791,226)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,472
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,663)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,220
Non-PEO NEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,207,170)
Non-PEO NEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Prior Year-End Fair Value Of Prior-Year Equity Awards Forfeited in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount